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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended December 31, 2001
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     MARSHFIELD ASSOCIATES
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Address:  21 DUPONT CIRCLE, NW
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          SUITE 310
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          WASHINGTON, DC 20036
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Form 13F File Number:  28-
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   CHRIS NIEMCZEWSKI
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Title:  DIRECTOR
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Phone:  (202) 828-6200
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Signature, Place, and Date of Signing:

CONFORMED                          WASHINGTON, DC                FEBRUARY 2002
-------------------------------    --------------------------    -------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                            -
Form 13F Information Table Entry Total:
                                            ---
Form 13F Information Table Value Total:
                                            ---------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -

                             Marshfield Associates
                                    FORM 13F
                                   31-Dec-01

                                                                                                              VOTING AUTHORITY
                                                                                                          ------------------------
                                TITLE OF                 VALUE     SHARES/  SH/ PUT/  INVSTMT   OTHER
NAME OF ISSUER                  CLASS       CUSIP       (x$1000)   PRN AMT  PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------  ---------   ---------   --------   -------- --- ----  -------  --------   ------  --------  ------
A.G. Edwards                    COM         281760108       2753      62320 SH        Sole                 62320
Abbott Laboratories             COM         002824100       1444      25897 SH        Sole                 25897
Allied Capital Corp New         COM         019042100        217       8351 SH        Sole                  8351
American Express Company        COM         025816109       6687     187350 SH        Sole                187350
American Home Products Corpora  COM         026609107       1249      20353 SH        Sole                 20353
American International Group    COM         026874107       1331      16757 SH        Sole                 16757
Anheuser-Busch Companies, Inc.  COM         035229103       1538      34028 SH        Sole                 34028
Berkley W.R. Corp               COM         084423102       3608      67183 SH        Sole                 67183
Berkshire Hathaway Class A      COM         084670108      24419        323 SH        Sole                   323
Berkshire Hathaway Class B      COM         084670207      35691      14135 SH        Sole                 14135
Bristol Myers-Squibb            COM         110122108       1467      28770 SH        Sole                 28770
CCC Information Services        COM         12487Q109       9148    1480185 SH        Sole               1480185
ChevronTexaco                   COM         166764100        279       3114 SH        Sole                  3114
Cisco Systems Inc               COM         17275R102        185      10201 SH        Sole                 10201
Citigroup                       COM         132187105      13053     258573 SH        Sole                258573
Coca-Cola Company               COM         191216100       1144      24262 SH        Sole                 24262
Colgate-Palmolive Company       COM         194162103       1102      19089 SH        Sole                 19089
Credittrust Corp                COM         225429992         13      20000 SH        Sole                 20000
Disney (Walt) Company           COM         254687106        545      26302 SH        Sole                 26302
Dover Corp.                     COM         260003108       6836     184411 SH        Sole                184411
Emerson Electric Co.            COM         291011104       1192      20875 SH        Sole                 20875
Enron Corporation               COM         293561106         11      17972 SH        Sole                 17972
Estee Lauder                    COM         518439104        259       8085 SH        Sole                  8085
ExxonMobil Corporation          COM         30231G102       1386      35266 SH        Sole                 35266
Federal Home Loan Mortgage Cor  COM         313400301      16983     259677 SH        Sole                259677
Federal National Mortgage Asso  COM         313586109      11492     144558 SH        Sole                144558
First Data Corp                 COM         319963104        294       3744 SH        Sole                  3744
Gannett Inc.                    COM         364730101      12854     191197 SH        Sole                191197
General Electric Company        COM         369604103      14531     362556 SH        Sole                362556
Gillette Company, The           COM         375766102       1553      46507 SH        Sole                 46507
Great Lakes Chemical            COM         390568103        379      15601 SH        Sole                 15601
Harley-Davidson                 COM         412822108        250       4595 SH        Sole                  4595
Heineken Holdings NV Shs A      COM                          793      28827 SH        Sole                 28827
Hewlett Packard                 COM         428236103        206      10050 SH        Sole                 10050
HomeFed Corp                    COM                          332     349459 SH        Sole                349459
Intel Corp                      COM         458140100       2449      77854 SH        Sole                 77854
Intl Business Machines Corpora  COM         459200101        502       4151 SH        Sole                  4151
J.P. Morgan Chase & Co.         COM         16161A108        281       7735 SH        Sole                  7735
Johnson & Johnson               COM         478160104      27958     473071 SH        Sole                473071
Leucadia National Corporation   COM         527288104      17287     598804 SH        Sole                598804
Lindt & Sprungli                COM                          213        380 SH        Sole                   380
Markel Corp                     COM         570535104      26860     149515 SH        Sole                149515
Marriott International Inc Cla  COM         571900109      11230     276265 SH        Sole                276265
Martin Marietta Materials       COM         573284106      14179     304266 SH        Sole                304266
Mc Donald's Corporation         COM         580135101      21218     801584 SH        Sole                801584
Merck & Co., Inc.               COM         589331107       2763      46989 SH        Sole                 46989
Microsoft Corporation           COM         594918104       2295      34634 SH        Sole                 34634
Minnesota Mining & Manufacturi  COM         604059105       2281      19293 SH        Sole                 19293
Mohawk Industries               COM         MHK            30409     554102 SH        Sole                554102
Morgan Stanley Dean Witter & C  COM         24240V101      15292     273361 SH        Sole                273361
Nestle ADR (Regular Shares)     COM         641069406        870      16340 SH        Sole                 16340
Nestle SA Cham et Vevey (Regis  COM                          481       2300 SH        Sole                  2300
Nike Inc Cl B                   COM         654106103        575      10220 SH        Sole                 10220
Odyssey Re Holdings             COM         67612W108      42967    2427516 SH        Sole               2427516
Oracle Corp                     COM         68389X105        186      13450 SH        Sole                 13450
PepsiCo, Inc.                   COM         713448108      12535     257448 SH        Sole                257448
Pfizer Inc.                     COM         717081103       3503      87899 SH        Sole                 87899
Philip Morris Companies Inc.    COM         718154107        276       6016 SH        Sole                  6016

                             Marshfield Associates
                                    FORM 13F
                                   31-Dec-01

                                                                                                              VOTING AUTHORITY
                                                                                                          ------------------------
                                TITLE OF                 VALUE     SHARES/  SH/ PUT/  INVSTMT   OTHER
NAME OF ISSUER                  CLASS       CUSIP       (x$1000)   PRN AMT  PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------  ---------   ---------   --------   -------- --- ----  -------  --------   ------  --------  ------
Roper Industries Inc            COM         776696106       8969     181190 SH        Sole                181190
SBC Communications Inc          COM         78387G103        389       9926 SH        Sole                  9926
Sabre Holdings Corp Cl A        COM         785905100      10986     259410 SH        Sole                259410
Schering-Plough Corp.           COM         806605101        295       8230 SH        Sole                  8230
Sealed AirCorp                  COM         81211K100      26665     653245 SH        Sole                653245
St. Paul Companies              COM         792860108       3166      72000 SH        Sole                 72000
State Street Corp               COM         857477103        629      12040 SH        Sole                 12040
Student Loan Corp               COM         863902102        600       7450 SH        Sole                  7450
Tribune Co                      COM                          275       7347 SH        Sole                  7347
Tricon Global Restaurants       COM         895953107      53459    1086569 SH        Sole               1086569
Tyco International, Inc.        COM         902124106        225       3816 SH        Sole                  3816
Verizon Communications          COM         077853109        659      13895 SH        Sole                 13895
Wal-Mart Stores, Inc.           COM         931142103        657      11410 SH        Sole                 11410
Washington Post Co Cl B         COM         939640108       3262       6154 SH        Sole                  6154
Wells Fargo & Company           COM         949740104      22205     510815 SH        Sole                510815
White Mountains Insurance Grou  COM         G9618E107      78631     225952 SH        Sole                225952
Williams Companies, The         COM         969457100        219       8600 SH        Sole                  8600
REPORT SUMMARY                  75 DATA RECORDS           623123             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED